Revenue	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Revenue [Abstract]
Revenue
23	Revenue

The components of revenue, net were as follows:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2023	2022	2023	2022

Income from rentals
Self-drive rentals	$-	$-	$-	$150,606
Revenues from services
Facilitation revenue (net)	2,421,438	2,981,600	7,717,064	6,452,950
Other revenues	-	-	-	74,171
Total	2,421,438	2,981,600	7,717,064	6,677,727

Revenue by geographical location	2023	2022		2023	2022
India	$2,391,332	$2,959,219		$7,615,314	$6,547,377
Egypt	27,868		-	78,259	60,991
Indonesia	2,238	544		5,618	697
Vietnam		21,837		17,873	68,662
	2,421,438	2,981,600		7,717,064	6,677,727

Contract balances

The Company’s contract liabilities for consideration collected prior to satisfying the performance obligations is $802,787 and $786,572 as at December 31, 2023 and March 31, 2023 respectively. The Company has collected $702,889 as advance from customers during the period ended December 31, 2023.

The Company offers loyalty program, Z-Points, that results in the deferral of revenue equivalent to the retail value at the date the points are earned. The Company had accumulated deferred revenue amounting to $99,899 and $260,705 as at December 31, 2023 and March 31, 2023, respectively in relation to Loyalty program.

Revenue recognized during the three months and nine months ended December 31, 2023 which was included in contract liabilities balance at the beginning of the period is $NIL and $360,686 respectively. Revenue recognized during the three months and nine months ended December 31, 2022 which was included in contract liabilities balance at the beginning of the period is $40,519 and $133,011 respectively.

22	Revenue

The components of revenue, net were as follows:

(In USD) Year ended	March 31, 2023	March 31, 2022
Income from rentals
Self-drive rentals	$165,834	$11,732,935
Vehicle subscription	—	324,466
Revenues from services
Facilitation revenue (net)	8,586,785	589,331
Other revenues	73,587	150,309
Total	8,826,206	12,797,041

Revenue by geographical location	March 31, 2023	March 31, 2022
India	$8,615,615	$12,752,181
Egypt	110,092	36,655
Indonesia	1,554	10
Vietnam	98,945	7,155
Philippines	—	1,040
	8,826,206	12,797,041

Contract balances

The amount of contract assets for performance obligations satisfied prior to payment are not material for the year ended March 31, 2023 and March 31, 2022, respectively. The Company’s contract liabilities for consideration collected prior to satisfying the performance obligations is $786,572 and $69,352 as at March 31, 2023 and March 31, 2022 respectively. The Company has collected $525,868 as advance from customers during the year ended March 31, 2023.

The Company offers loyalty program, Z-Points, that results in the deferral of revenue equivalent to the retail value at the date the points are earned. The Company had accumulated deferred revenue amounting to $260,705 and $277,398 as at March 31, 2023 and March 31, 2022, respectively in relation to Loyalty program.

Revenue recognized during the year ended March 31, 2023 and March 31, 2022 which was included in contract liabilities balance at the beginning of the period is $77,226 and $269,170 respectively.